SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Network infrastructure | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	5 years
Network infrastructure | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	44 years
Other | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	1 year 6 months
Other | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	21 years
Buildings | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	20 years
Buildings | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	150 years
Office equipment | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	3 years
Office equipment | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	21 years
Vehicles | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	2 years
Vehicles | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	7 years
Other | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	2 years
Other | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	25 years